Investments And Other Assets (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of joint operations [line items]
Schedule of Investments

	2018	2017
	$	$
Publicly traded companies	615	896
Investments in private entities	45	41
	660	937

Schedule of Interests in Joint Ventures

	2018	2017
	$	$
Current assets	–	10
Non-current assets	–	–
Current liabilities	–	–
Non-current liabilities	–	–
Partnership net assets	–	10
Carrying amount of the investment(1)	–	–

	Year ended August 31,
	2018	2017
Revenue	–	(19)
Expenses	–	252
Partnership net loss	–	271
Equity loss in the partnership(1)	–	–

(1)

The Company's carrying amount the investment and equity loss does not equal 50% of the partnership’s net assets and net loss due to elimination of unrealized profit on downstream transactions between the Company and shomi and the write-down of the carrying amount of the investment during the year.

Corus [Member]
Disclosure of joint operations [line items]
Schedule of Interests in Associates

	2018	2017
	$	$
Current assets	508	525
Non-current assets	4,375	5,543
Current liabilities	(523)	(604)
Non-current liabilities	(2,683)	(2,864)
Net assets	1,677	2,600
Less: non-controlling interests	(154)	(159)
	1,523	2,441
Carrying amount of the investment less accumulated impairment losses	615	897

	Year ended August 31,
	2018	2017
Revenue	1,647	1,679
Net income (loss) attributable to:
Shareholders	(784)	192
Non-controlling interest	26	32
	(758)	224
Other comprehensive income, attributable to shareholders	25	33
Comprehensive income (loss)	(733)	257

Equity income from associates, excluding goodwill impairment	84	73
Impairment of investment in associate(1)	(284)	–
Equity income (loss) from associates(2)	(200)	73
Other comprehensive income from equity accounted associates(2)	10	13
	(190)	86

(1)

The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.

(2)

The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the years ended August 31, 2018 and 2017.